Shareholder Report, Holdings (Details) - C000241425 [Member]	Sep. 30, 2024
United States Treasury Bill 4.73%, 12/05/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Alpha Architect 1-3 Month Box ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
United States Treasury Bill 5.07%, 11/14/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
United States Treasury Bill 5.05%, 10/31/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
United States Treasury Bill 5.25%, 10/03/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%